OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount	$ 20,491	$ 19,312
Accumulated Amortization	8,581	5,411
Net Book Value	11,910	13,901
Customer Relationships [Member]
Carrying Amount	8,734	8,707
Accumulated Amortization	4,987	3,513
Net Book Value	3,747	5,194
Intellectual Property [Member]
Carrying Amount	7,019	7,019
Accumulated Amortization	2,079	1,339
Net Book Value	4,940	5,680
Capitalized Software Development Costs [Member]
Carrying Amount	4,738	3,586
Accumulated Amortization	1,515	559
Net Book Value	$ 3,223	$ 3,027